Fixed Assets, Net - Components of Fixed Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 2,221,847	$ 317,719	¥ 2,319,243
Less: Accumulated depreciation	(1,560,274)	(223,116)	(1,542,249)
Construction in progress	241,854	34,585	100,988
Property, plant and equipment, net	903,427	129,188	877,982
Computer Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	1,290,432	184,529	1,380,891
Office Building
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	588,685	84,181	588,685
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	189,001	27,027	187,560
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	134,732	19,266	139,756
Others
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 18,997	$ 2,716	¥ 22,351